STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
		Feb. 29, 2012	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholder's Equity and Stock-based Compensation [Line Items]
Authorized annual rate of common stock dividend (in dollars per share)		$ 1.25	$ 0.20
Stock Based Compensation Included In General And Administrative Expense					$ 67	$ 79	$ 145
Stock Based Compensation Included In Production and Delivery Expense					17	26	26
Capitalized costs					(11)	(23)	(13)
Stock-based compensation					95	128	184
Tax Benefit and Noncontrolling Interests' Share					(31)	(41)	(65)
Impact on net income					$ 53	64	$ 106
Stock appreciation rights outstanding and included in stock options					1,321,029
Accounts payable and accrued liabilities					$ 3,247	$ 3,554
Share-based Compensation [Roll Forward]
Balance at beginning of period (in number of options/units)			45,929,739		45,929,739
Granted (in number of options/units)					5,450,000
Exercised (in number of options/units)					(195,326)
Expired/Forfeited (in number of options/units)					(1,880,534)
Balance at end of period (in number of options/units)					49,303,879	45,929,739
Stock options, stock appreciation rights, restricted stock units and additional disclosures [Abstract]
Weighted-average exercise price at beginning of period (in dollars per option)			$ 35.65		$ 35.65
Granted (in dollars per option)					18.96
Exercised (in dollars per option)					15.61
Expired/Forfeited (in dollars per option)					30.15
Weighted-average exercise price at end of period (in dollars per option)					$ 34.10	$ 35.65
Weighted-average remaining contractual term (in years)					4 years 10 months
Vested and exercisable at end of period (in options)					40,235,301
Weighted-average option price of vested and exercisable (in dollars per option)					$ 35.78
Aggregate intrinsic value of outstanding	[1]				$ 0
Weighted-average remaining contractual term of vested and exercisable (in years)					4 years
Aggregate intrinsic value of vested and exercisable	[1]				$ 0
Fair value assumptions and methodology [Abstract]
Shares tendered to pay exercise price and minimum required taxes (in shares)	[2]				349,122	474,480	3,294,624
Cash received from exercise of stock options					$ 3	$ 12	$ 8
Actual tax benefit realized for tax deductions					11	16	8
Amount paid for employee taxes					$ 7	$ 8	105
Stock Settled Performance Stock Units (PSUs) [Member]
Share-based Compensation [Roll Forward]
Granted (in number of options/units)					755,000	344,000
Cash Settled PSUs and RSUs [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Accounts payable and accrued liabilities					$ 10	$ 17
Other Liabilities					$ 8	$ 19
Share-based Compensation [Roll Forward]
Balance at beginning of period (in number of options/units)			3,587,564		3,587,564
Granted (in number of options/units)					2,366,715
Vested (in number of options/units)					(1,196,395)
Expired/Forfeited (in number of options/units)					(145,348)
Balance at end of period (in number of options/units)					4,612,536.000000	3,587,564
Stock options, stock appreciation rights, restricted stock units and additional disclosures [Abstract]
Restricted Stock Units - weighted average grant date fair value					$ 24.89	$ 30.99
Granted - Weighted Average Grant Date Fair Value					18.68
Vested - weighted average grant date fair value					30.99
Forfeited - weighted average grant date fair value					$ 24.21
Aggregate intrinsic value of outstanding					$ 31
Fair value assumptions and methodology [Abstract]
Total grant-date fair value of restricted stock units granted					44	$ 68	70
Total intrinsic value of restricted stock units vested					$ 24
Restricted Stock Units (RSUs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Annual Vesting Percentage Of Options						33.00%
Share-based Compensation [Roll Forward]
Balance at beginning of period (in number of options/units)			5,805,145		5,805,145
Granted (in number of options/units)					2,729,750
Vested (in number of options/units)					(1,150,589)
Expired/Forfeited (in number of options/units)					(164,006)
Balance at end of period (in number of options/units)					7,220,300.0000	5,805,145
Stock options, stock appreciation rights, restricted stock units and additional disclosures [Abstract]
Restricted Stock Units - weighted average grant date fair value					$ 27.12	$ 33.57
Granted - Weighted Average Grant Date Fair Value					16.77
Vested - weighted average grant date fair value					34.10
Forfeited - weighted average grant date fair value					$ 34.35
Aggregate intrinsic value of outstanding					$ 49
Fair value assumptions and methodology [Abstract]
Total grant-date fair value of restricted stock units granted					46	$ 67	125
Total intrinsic value of restricted stock units vested					22	$ 15	$ 12
Total unrecognized compensation cost related to unvested stock options expected to be recognized over a weighted-average period					$ 28
Weighted-average period used in calculating unrecognized compensation cost, stock options (in years)					1 year 5 months
Cash Settled Performance Stock Units (PSUs) [Member]
Share-based Compensation [Roll Forward]
Granted (in number of options/units)					582,000
Stock Appreciation Rights (SARs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Annual Vesting Percentage Of Options							33.00%
Expiration Period Of Options					5 years
Employee Stock Option [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Annual Vesting Percentage Of Options					25.00%
Expiration Period Of Options					10 years
Fair value assumptions and methodology [Abstract]
Weighted-average expected volatility					37.90%	36.60%	48.90%
Expected life of options (in years)					5 years 2 months 1 day	4 years 11 months 1 day	4 years 7 months 27 days
Weighted-average expected dividend rate					4.50%	3.50%	3.30%
Risk free interest rate					1.70%	1.70%	0.70%
Weighted-average grant-date fair value (in dollars per option)					$ 4.30	$ 7.43	$ 10.98
Total intrinsic value of options exercised					$ 1	$ 17	$ 10
Fair value of options vested					50	$ 76	$ 101
Total unrecognized compensation cost related to unvested stock options expected to be recognized over a weighted-average period					$ 30
Weighted-average period used in calculating unrecognized compensation cost, stock options (in years)					1 year 9 months
Minimum [Member] | Stock Settled Performance Stock Units (PSUs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Performance Share Unit Payout						0.00%
Minimum [Member] | Cash Settled PSUs and RSUs [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Expiration Period Of Options					3 years
Minimum [Member] | Cash Settled Performance Stock Units (PSUs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Performance Share Unit Payout			50.00%
Maximum [Member]
Fair value assumptions and methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Maximum [Member] | Stock Settled Performance Stock Units (PSUs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Performance Share Unit Payout						200.00%
Maximum [Member] | Cash Settled PSUs and RSUs [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Expiration Period Of Options					5 years
Performance Share Unit Payout			200.00%
Employment Restructuring Arrangement [Member] | Restricted Stock Units (RSUs) [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Stock Based Compensation Included In General And Administrative Expense				$ 37
Share-based Compensation [Roll Forward]
Granted (in number of options/units)				1,000,000
Outside Directors [Member]
Fair value assumptions and methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Executive Officers Performance Based [Member]
Stockholder's Equity and Stock-based Compensation [Line Items]
Minimum Five Year Return Required For Restricted Stock Units To Vest Over Three Years							6.00%
Fair value assumptions and methodology [Abstract]
Percent Reduction In Restrcited Stock Units If Performance Is Below Level Defined In Agreement							20.00%

[1]	At December 31, 2015, all outstanding stock options and SARs have exercise prices greater than the market price of FCX's common stock.
[2]	Under terms of the related plans, upon exercise of stock options and vesting of RSUs, employees may tender FCX shares to pay the exercise price and/or the minimum required taxes.